Share-based Compensation -Summary of Valuation Inputs (Details)	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
2019 ISOP
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share price at grant date (in USD)	$ 5.59
2019 ISOP | Maximum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share price at grant date (in USD)		$ 4.87	$ 4.16
Expected life of share options (years)	6.19	6.43	6.91
Expected volatility	41.45%	43.56%	40.70%
Risk free interest rate	(0.48%)	(0.53%)	(0.47%)
Risk free interest rate	0.48%	0.53%	0.47%
2019 ISOP | Minimum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share price at grant date (in USD)		$ 4.36	$ 3.32
Expected life of share options (years)	6.05	5.67	6.43
Expected volatility	41.26%	39.84%	39.70%
Risk free interest rate	(0.63%)	(0.80%)	(0.85%)
Risk free interest rate	0.63%	0.80%	0.85%
2021 EIP | Maximum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share price at grant date (in USD)	$ 18.00
Expected life of share options (years)	7.00
Expected volatility	59.77%
Risk free interest rate	(1.36%)
Risk free interest rate	1.36%
2021 EIP | Minimum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share price at grant date (in USD)	$ 16.81
Expected life of share options (years)	5.50
Expected volatility	41.60%
Risk free interest rate	(0.87%)
Risk free interest rate	0.87%